Services [Member] Expense Example - Service - BlackRock Pennsylvania Municipal Bond Fund - Service Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	$ 1,199